Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Entity Central Index Key	0000897322
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Entity File Number	0-21218
Entity Registrant Name	GILAT SATELLITE NETWORKS LTD
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	Gilat House
Entity Address, Address Line Two	21 Yegia Kapayim Street
Entity Address, Address Line Three	Kiryat Arye
Entity Address, City or Town	Petah Tikva
Entity Address Country	IL
Entity Address, Postal Zip Code	4913020
Title of 12(b) Security	Ordinary Shares, NIS 0.20 nominal value
Trading Symbol	GILT
Name of Exchange on which Security is Registered	NASDAQ
Entity Common Stock, Shares Outstanding	55,559,638
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Auditor Attestation Flag	false
Entity Shell Company	false
Business Contact [Member]
Contact Personnel Name	Yael Shofar
Entity Address, Address Line One	Gilat House
Entity Address, Address Line Two	21 Yegia Kapayim Street
Entity Address, Address Line Three	Kiryat Arye
Entity Address, City or Town	Petah Tikva
Entity Address Country	IL
Entity Address, Postal Zip Code	4913020
City Area Code	972
Local Phone Number	3 929 3020
Contact Personnel Fax Number	3 925 2945